Benefit Plans (Schedule Of Fair Value Of Pension Plan Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 674,430	$ 647,573	$ 657,239
Percentage by asset category	100.00%	100.00%
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 674,430	$ 647,573
Short-Term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 78	$ 176
Percentage by asset category	0.00%	0.00%
Short-Term Investments [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 78	$ 176
U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 329,877	$ 318,368
Percentage by asset category	49.00%	49.00%
U.S. Equities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 329,877	$ 318,368
International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 58,833	$ 60,751
Percentage by asset category	9.00%	10.00%
International Equities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 58,833	$ 60,751
Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 230,926	$ 215,325
Percentage by asset category	34.00%	33.00%
Fixed Income [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 230,926	$ 215,325
US Treasury Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 54,716	$ 52,953
Percentage by asset category	8.00%	8.00%
US Treasury Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 54,716	$ 52,953
Indianapolis Power And Light Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 674,430	$ 647,573		$ 657,239
Percentage by asset category	100.00%	100.00%
Indianapolis Power And Light Company [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 674,430	$ 647,573
Indianapolis Power And Light Company [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Indianapolis Power And Light Company [Member] | Short-Term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 78	$ 176
Percentage by asset category	0.00%	0.00%
Indianapolis Power And Light Company [Member] | Short-Term Investments [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 78	$ 176
Indianapolis Power And Light Company [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 329,877	$ 318,368
Percentage by asset category	49.00%	49.00%
Indianapolis Power And Light Company [Member] | U.S. Equities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 329,877	$ 318,368
Indianapolis Power And Light Company [Member] | International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 58,833	$ 60,751
Percentage by asset category	9.00%	10.00%
Indianapolis Power And Light Company [Member] | International Equities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 58,833	$ 60,751
Indianapolis Power And Light Company [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 230,926	$ 215,325
Percentage by asset category	34.00%	33.00%
Indianapolis Power And Light Company [Member] | Fixed Income [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 230,926	$ 215,325
Indianapolis Power And Light Company [Member] | US Treasury Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 54,716	$ 52,953
Percentage by asset category	8.00%	8.00%
Indianapolis Power And Light Company [Member] | US Treasury Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 54,716	$ 52,953